Supplemental Consolidated Statements of Income Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Components of Other Income (Expense) [Line Items]
Research and development costs	¥ 481,202	¥ 458,518	¥ 447,456
Advertising costs included in selling general and administrative expenses	385,500	407,106	363,815
Selling, general and administrative expenses	1,576,825	1,583,197	1,505,956
Shipping and Handling [Member]
Components of Other Income (Expense) [Line Items]
Selling, general and administrative expenses	¥ 51,757	¥ 46,252	¥ 42,195